Marketable securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities

As of December 31, 2020, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$54,580	$37	$(15)	$54,602
Corporate bonds	302,623	320	(125)	302,818
Total	$357,203	$357	$(140)	$357,420

As of December 31, 2019, the amortized cost, unrealized holding gains and losses and fair value of such securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$75,340	$76	$—	$75,416
Corporate bonds	34,965	—	(17)	34,948
Total	$110,305	$76	$(17)	$110,364

Schedule of fair value and amortized cost of the available-for-sale securities by contractual maturity

The following table summarizes the fair value and amortized cost of the available-for-sale securities by contractual maturity as of December 31, 2020:

	Amortized
	Cost	Fair Value
Due within one year	$129,263	$129,372
Due after one year through two years	227,939	228,048
Total	$357,202	$357,420